Average Annual Total Returns (Vanguard Large-Cap Index Fund ETF)	Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Based on Market Value Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	CRSP US Large Cap Index Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	MSCI US Prime Market 750 Index Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Spliced Large Cap Index Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.39%	12.90%	7.96%	13.40%	13.47%	13.58%	13.47%
Five Years	15.49%	15.07%	12.49%	15.49%	none	15.61%	15.57%
Ten Years	8.02%	7.67%	6.52%	8.00%	none	8.07%	8.05%